Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about cash and cash equivalents [Table Text Block]
	December 31,	December 31,
	2017	2016
Cash at Bank	$56,391	$23,252